Other disclosures - Schedule of remainder of financial assets and liabilities by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS
Financial assets held for trading	€ 156,118	€ 116,953	€ 114,945
Financial assets designated at fair value through profit or loss	8,989	15,957	48,717
Non-trading financial assets mandatorily at fair value through profit or loss	5,713	5,536	4,486
Financial assets at fair value through other comprehensive income	1,941	2,453	2,783
Hedging derivatives	8,069	4,761	8,325
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(3,749)	410	1,980
TOTAL FINANCIAL ASSETS	177,081	146,070	181,236
FINANCIAL LIABILITIES
Financial liabilities held for trading	115,185	79,469	81,167
Financial liabilities designated at fair value through profit or loss	55,947	32,733	48,038
Hedging derivatives	9,228	5,463	6,869
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(117)	248	286
TOTAL FINANCIAL LIABILITIES	180,243	117,913	136,360
Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	44,770	21,887	12,494
Financial assets designated at fair value through profit or loss	236	2,451	27,334
Non-trading financial assets mandatorily at fair value through profit or loss	164	116	275
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	2,200	368	2,003
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(734)	429	181
TOTAL FINANCIAL ASSETS	46,636	25,251	42,287
FINANCIAL LIABILITIES
Financial liabilities held for trading	51,621	26,142	20,481
Financial liabilities designated at fair value through profit or loss	27,071	7,000	15,200
Hedging derivatives	947	613	2,819
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	11	45	9
TOTAL FINANCIAL LIABILITIES	79,650	33,800	38,509
3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	27,562	20,627	27,753
Financial assets designated at fair value through profit or loss	756	2,928	7,205
Non-trading financial assets mandatorily at fair value through profit or loss	214	49	0
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,076	857	1,293
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(498)	(11)	132
TOTAL FINANCIAL ASSETS	29,110	24,450	36,383
FINANCIAL LIABILITIES
Financial liabilities held for trading	12,012	9,234	6,286
Financial liabilities designated at fair value through profit or loss	4,359	1,685	2,228
Hedging derivatives	1,469	930	588
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(52)	16	40
TOTAL FINANCIAL LIABILITIES	17,788	11,865	9,142
1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	29,753	20,047	22,473
Financial assets designated at fair value through profit or loss	2,732	3,686	3,680
Non-trading financial assets mandatorily at fair value through profit or loss	265	127	0
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,356	748	1,107
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(1,178)	(304)	205
TOTAL FINANCIAL ASSETS	32,928	24,304	27,465
FINANCIAL LIABILITIES
Financial liabilities held for trading	23,669	15,709	17,635
Financial liabilities designated at fair value through profit or loss	6,180	4,669	2,893
Hedging derivatives	3,650	1,667	748
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(140)	58	74
TOTAL FINANCIAL LIABILITIES	33,359	22,103	21,350
3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	20,177	15,105	18,014
Financial assets designated at fair value through profit or loss	1,691	2,334	3,933
Non-trading financial assets mandatorily at fair value through profit or loss	70	67	69
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,451	1,270	1,083
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(1,036)	19	381
TOTAL FINANCIAL ASSETS	22,353	18,795	23,480
FINANCIAL LIABILITIES
Financial liabilities held for trading	18,273	12,750	16,036
Financial liabilities designated at fair value through profit or loss	1,915	1,225	1,121
Hedging derivatives	1,159	824	641
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	20	49	64
TOTAL FINANCIAL LIABILITIES	21,367	14,848	17,862
More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	33,856	39,287	34,211
Financial assets designated at fair value through profit or loss	3,574	4,558	6,565
Non-trading financial assets mandatorily at fair value through profit or loss	5,000	5,177	4,142
Financial assets at fair value through other comprehensive income	1,941	2,453	2,783
Hedging derivatives	1,986	1,518	2,839
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(303)	277	1,081
TOTAL FINANCIAL ASSETS	46,054	53,270	51,621
FINANCIAL LIABILITIES
Financial liabilities held for trading	9,610	15,634	20,729
Financial liabilities designated at fair value through profit or loss	16,422	18,154	26,596
Hedging derivatives	2,003	1,429	2,073
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	44	80	99
TOTAL FINANCIAL LIABILITIES	28,079	35,297	49,497
Derivatives
FINANCIAL LIABILITIES
Financial liabilities held for trading	64,891	53,566	64,469
Derivatives | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	7,749	4,485	4,338
Derivatives | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	9,671	7,583	5,800
Derivatives | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	22,479	14,868	17,566
Derivatives | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	16,955	11,912	16,036
Derivatives | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	8,037	14,718	20,729
Short positions
FINANCIAL LIABILITIES
Financial liabilities held for trading	22,515	12,236	16,698
Short positions | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	17,952	8,559	16,143
Short positions | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	888	1,290	486
Short positions | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,031	728	69
Short positions | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,071	743	0
Short positions | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,573	916	0
Deposits
FINANCIAL LIABILITIES
Financial liabilities held for trading	27,779	13,667	0
Financial liabilities designated at fair value through profit or loss	50,520	27,279	43,598
Deposits | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	25,920	13,098	0
Financial liabilities designated at fair value through profit or loss	26,908	6,874	15,168
Deposits | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,453	361	0
Financial liabilities designated at fair value through profit or loss	3,558	1,246	1,954
Deposits | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	159	113	0
Financial liabilities designated at fair value through profit or loss	5,069	2,801	2,497
Deposits | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	247	95	0
Financial liabilities designated at fair value through profit or loss	818	764	518
Deposits | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	14,167	15,594	23,461
Central banks
FINANCIAL LIABILITIES
Financial liabilities held for trading	5,757	1,038	0
Financial liabilities designated at fair value through profit or loss	1,740	607	2,490
Central banks | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	5,757	1,038	0
Financial liabilities designated at fair value through profit or loss	1,702	569	1,707
Central banks | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	38	38	783
Central banks | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Credit institutions
FINANCIAL LIABILITIES
Financial liabilities held for trading	9,796	6,488	0
Financial liabilities designated at fair value through profit or loss	1,958	1,064	6,765
Credit institutions | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	7,963	5,919	0
Financial liabilities designated at fair value through profit or loss	1,284	237	3,785
Credit institutions | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,435	361	0
Financial liabilities designated at fair value through profit or loss	129	487	935
Credit institutions | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	151	113	0
Financial liabilities designated at fair value through profit or loss	54	30	1,493
Credit institutions | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	247	95	0
Financial liabilities designated at fair value through profit or loss	87	178	171
Credit institutions | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	404	132	381
Customers
FINANCIAL LIABILITIES
Financial liabilities held for trading	12,226	6,141	0
Financial liabilities designated at fair value through profit or loss	46,822	25,608	34,343
Customers | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	12,200	6,141	0
Financial liabilities designated at fair value through profit or loss	23,922	6,068	9,676
Customers | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	18	0	0
Financial liabilities designated at fair value through profit or loss	3,391	721	236
Customers | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	8	0	0
Financial liabilities designated at fair value through profit or loss	5,015	2,771	1,004
Customers | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	731	586	347
Customers | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	13,763	15,462	23,080
Marketable debt securities
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	5,427	5,454	4,440
Marketable debt securities | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	163	126	32
Marketable debt securities | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	801	439	274
Marketable debt securities | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	1,111	1,868	396
Marketable debt securities | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	1,097	461	603
Marketable debt securities | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss	2,255	2,560	3,135
Other financial liabilities
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Other financial liabilities | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss			0
Other financial liabilities | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss			0
Other financial liabilities | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss			0
Other financial liabilities | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss			0
Other financial liabilities | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading		0	0
Financial liabilities designated at fair value through profit or loss			0
Derivatives
FINANCIAL ASSETS
Financial assets held for trading	67,002	54,292	67,137
Derivatives | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	7,631	4,943	9,556
Derivatives | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	9,983	7,426	10,044
Derivatives | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	23,156	12,285	15,526
Derivatives | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	15,533	11,980	13,681
Derivatives | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	10,699	17,658	18,330
Equity instruments
FINANCIAL ASSETS
Financial assets held for trading	10,066	15,077	9,615
Non-trading financial assets mandatorily at fair value through profit or loss	3,711	4,042	3,234
Financial assets at fair value through other comprehensive income	1,941	2,453	2,783
Equity instruments | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading		0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading		0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading		0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading		0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	10,066	15,077	9,615
Non-trading financial assets mandatorily at fair value through profit or loss	3,711	4,042	3,234
Financial assets at fair value through other comprehensive income	1,941	2,453	2,783
Debt securities
FINANCIAL ASSETS
Financial assets held for trading	41,403	26,750	37,894
Financial assets designated at fair value through profit or loss	2,542	2,516	2,979
Non-trading financial assets mandatorily at fair value through profit or loss	1,134	957	700
Debt securities | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	5,160	2,978	2,938
Financial assets designated at fair value through profit or loss	68	64	259
Non-trading financial assets mandatorily at fair value through profit or loss	6	4	85
Debt securities | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	13,357	8,585	17,709
Financial assets designated at fair value through profit or loss	77	142	162
Non-trading financial assets mandatorily at fair value through profit or loss	52	40	0
Debt securities | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	5,667	5,766	6,947
Financial assets designated at fair value through profit or loss	1,026	699	407
Non-trading financial assets mandatorily at fair value through profit or loss	52	4	0
Debt securities | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	4,193	2,869	4,310
Financial assets designated at fair value through profit or loss	599	700	719
Non-trading financial assets mandatorily at fair value through profit or loss	0	6	0
Debt securities | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	13,026	6,552	5,990
Financial assets designated at fair value through profit or loss	772	911	1,432
Non-trading financial assets mandatorily at fair value through profit or loss	1,024	903	615
Loans and advances
FINANCIAL ASSETS
Financial assets held for trading	37,647	20,834	299
Financial assets designated at fair value through profit or loss	6,447	13,441	45,738
Non-trading financial assets mandatorily at fair value through profit or loss	868	537	552
Loans and advances | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	31,979	13,966	0
Financial assets designated at fair value through profit or loss	168	2,387	27,075
Non-trading financial assets mandatorily at fair value through profit or loss	158	112	190
Loans and advances | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	4,222	4,616	0
Financial assets designated at fair value through profit or loss	679	2,786	7,043
Non-trading financial assets mandatorily at fair value through profit or loss	162	9	0
Loans and advances | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	930	1,996	0
Financial assets designated at fair value through profit or loss	1,706	2,987	3,273
Non-trading financial assets mandatorily at fair value through profit or loss	213	123	0
Loans and advances | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	451	256	23
Financial assets designated at fair value through profit or loss	1,092	1,634	3,214
Non-trading financial assets mandatorily at fair value through profit or loss	70	61	69
Loans and advances | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	65	0	276
Financial assets designated at fair value through profit or loss	2,802	3,647	5,133
Non-trading financial assets mandatorily at fair value through profit or loss	265	232	293
Central banks
FINANCIAL ASSETS
Financial assets held for trading	11,595	3,608	0
Financial assets designated at fair value through profit or loss	0	0	9,481
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	11,595	3,608
Financial assets designated at fair value through profit or loss		0	9,481
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	0	0
Financial assets designated at fair value through profit or loss		0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	0	0
Financial assets designated at fair value through profit or loss		0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0
Financial assets designated at fair value through profit or loss		0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Central banks | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0
Financial assets designated at fair value through profit or loss		0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions
FINANCIAL ASSETS
Financial assets held for trading	16,502	10,397	3
Financial assets designated at fair value through profit or loss	673	3,152	12,136
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	13,650	5,607	0
Financial assets designated at fair value through profit or loss	6	1,138	8,449
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	2,852	3,982	0
Financial assets designated at fair value through profit or loss	181	1,476	2,728
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	0	808	0
Financial assets designated at fair value through profit or loss	23	205	590
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	3
Financial assets designated at fair value through profit or loss	4	10	12
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Credit institutions | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss	459	323	357
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Customers
FINANCIAL ASSETS
Financial assets held for trading	9,550	6,829	296
Financial assets designated at fair value through profit or loss	5,774	10,289	24,121
Non-trading financial assets mandatorily at fair value through profit or loss	868	537	552
Customers | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	6,734	4,751	0
Financial assets designated at fair value through profit or loss	162	1,249	9,145
Non-trading financial assets mandatorily at fair value through profit or loss	158	112	190
Customers | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	1,370	634	0
Financial assets designated at fair value through profit or loss	498	1,310	4,315
Non-trading financial assets mandatorily at fair value through profit or loss	162	9	0
Customers | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	930	1,188	0
Financial assets designated at fair value through profit or loss	1,683	2,782	2,683
Non-trading financial assets mandatorily at fair value through profit or loss	213	123	0
Customers | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	451	256	20
Financial assets designated at fair value through profit or loss	1,088	1,624	3,202
Non-trading financial assets mandatorily at fair value through profit or loss	70	61	69
Customers | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	65	0	276
Financial assets designated at fair value through profit or loss	2,343	3,324	4,776
Non-trading financial assets mandatorily at fair value through profit or loss	€ 265	€ 232	€ 293